Disaggregated Revenue - Schedule of Revenue by Major Product Categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 39,678,541	$ 32,463,213	$ 57,525,700
Product category % of revenue	100.00%	100.00%	100.00%
Sales of display modules [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 15,235,112	$ 18,146,699	$ 27,793,530
Product category % of revenue	38.00%	56.00%	48.00%
Sales of polarizers [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 19,517,783	$ 12,137,669	$ 27,526,662
Product category % of revenue	49.00%	37.00%	48.00%
Research and Developments [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 39,894
Product category % of revenue	1.00%
Others [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 4,885,752	$ 2,178,845	$ 2,205,508
Product category % of revenue	12.00%	7.00%	4.00%